Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation
Schedule of income tax expense and income tax related to profit

	Thousands of Euros
	31/12/2023	31/12/2022	31/12/2021

Profit before income tax from continuing operations	224,018	361,257	350,453

Tax at 25%	56,005	90,313	87,613
Permanent differences	(66,322)	(30,796)	2,503
Effect of different tax rates	52,372	9,953	(8,720)
Tax credits (deductions)	(1,193)	3,667	(14,998)
Prior year income tax expense	2,132	12,685	18,908
Other income tax expenses/(income)	355	4,289	(180)
Total income tax expense	43,349	90,111	85,126

Deferred tax	(140,095)	(15,138)	17,754
Current tax	183,444	105,249	67,372
Total income tax expense	43,349	90,111	85,126

Schedule of deferred tax assets and liabilities

	Thousands of Euros
	Tax effect
	31/12/2023	31/12/2022	31/12/2021

Assets
Provisions	29,663	20,511	8,387
Inventories	73,661	67,557	47,908
Tax credits (deductions)	76,603	33,921	26,425
Tax loss carryforwards	27,804	58,159	51,750
Fixed assets, amortisation and depreciation	61,479	—	—
Other	49,701	6,197	19,993
Subtotal, assets	318,911	186,345	154,463
Goodwill	(2,727)	(3,063)	(2,106)
Fixed assets, amortisation and depreciation	(4,155)	(16)	3,151
Intangible assets	—	(1,349)	(3,001)
Other	(6,734)	(6,994)	—
Subtotal, net liabilities	(13,616)	(11,422)	(1,956)
Deferred assets, net	305,295	174,923	152,507

Liabilities
Goodwill	(376,520)	(337,948)	(272,596)
Intangible assets	(658,099)	(669,316)	(288,819)
Fixed assets	(85,082)	(92,811)	(86,899)
Debt cancellation costs	(41,894)	(50,666)	(61,543)
Others	(53,503)	—	—
Subtotal, liabilities	(1,215,098)	(1,150,741)	(709,857)
Tax loss carryforwards	10,459	2,993	2,160
Tax credits (deductions)	68,104	14,578	—
Inventories	1,848	652	5,532
Provisions	105,656	70,206	37,671
Other	40,402	27,489	30,510
Subtotal, net assets	226,469	115,918	75,873
Net deferred Liabilities	(988,629)	(1,034,823)	(633,984)

Schedule of movement in deferred tax assets and liabilities

	Thousands of Euros
Deferred tax assets and liabilities	31/12/2023	31/12/2022	31/12/2021
Balance at 1 January	(859,900)	(481,477)	(406,892)
Movements during the year	140,095	15,138	(17,754)
Business combination (note 3)	239	(361,051)	(16,400)
Translation differences	36,232	(32,510)	(40,431)
Balance at 31 December	(683,334)	(859,900)	(481,477)